Financial instruments - Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value of Financial Instruments [Line Items]
Notes payable to related party	$ 25,808	$ 30,493
Interest rate swaps designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	7,015
Cross-currency swap designated as a net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	55,543
Level 1
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	1,753,210	1,708,683
Total financial assets	1,753,210	1,708,683
Long-term debt	2,418,580	2,316,586
Convertible debentures	519	623
Total financial liabilities	2,419,099	2,317,209
Level 2
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value		20,015
Development loans and other receivables	33,286	31,088
Total derivative instruments	5,260	194
Total financial assets	38,546	51,297
Long-term debt	4,125,352	2,823,473
Notes payable to related party	25,808	30,493
Convertible debentures	0
Total derivative instruments	58,614	104,481
Total financial liabilities	4,224,354	2,974,012
Level 2 | Interest rate swaps designated as a hedge | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	1,581
Total derivative instruments	7,008	19,649
Level 2 | Commodity contracts for regulated operations
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	1,721	194
Total derivative instruments	1,348	614
Level 2 | Cross-currency swap designated as a net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	1,958
Level 2 | Cross-currency swap designated as a net investment hedge | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	50,258	84,218
Level 2 | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	14,580	15,565
Level 3
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	95,246	110,514
Development loans and other receivables		0
Total derivative instruments	15,362	51,913
Total financial assets	110,608	162,427
Total derivative instruments	61,631	5,929
Total financial liabilities	61,631	5,929
Level 3 | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	15,362	51,525
Total derivative instruments	60,462	5,597
Level 3 | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	1,169
Level 3 | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		388
Total derivative instruments		332
Carrying amount
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	1,848,456	1,839,212
Development loans and other receivables	32,261	23,804
Total derivative instruments	20,622	52,107
Total financial assets	1,901,339	1,915,123
Long-term debt	6,211,375	4,538,470
Notes payable to related party		30,493
Convertible debentures	277	295
Total derivative instruments	120,245	110,410
Total financial liabilities	6,371,053	4,693,366
Carrying amount | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	15,362	51,525
Total derivative instruments	60,462	5,597
Carrying amount | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	1,169
Carrying amount | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		388
Total derivative instruments		332
Carrying amount | Interest rate swaps designated as a hedge | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	1,581
Total derivative instruments	7,008	19,649
Carrying amount | Commodity contracts for regulated operations
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	1,721	194
Total derivative instruments	1,348	614
Carrying amount | Cross-currency swap designated as a net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	1,958
Carrying amount | Cross-currency swap designated as a net investment hedge | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	50,258	84,218
Carrying amount | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	13,348	13,698
Fair value
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	1,848,456	1,839,212
Development loans and other receivables	33,286	31,088
Total derivative instruments	20,622	52,107
Total financial assets	1,902,364	1,922,407
Long-term debt	6,543,933	5,140,059
Notes payable to related party	25,808	30,493
Convertible debentures	519	623
Total derivative instruments	120,245	110,410
Total financial liabilities	6,705,085	5,297,150
Fair value | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	15,362	51,525
Total derivative instruments	60,462	5,597
Fair value | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	1,169
Fair value | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		388
Total derivative instruments		332
Fair value | Interest rate swaps designated as a hedge | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	1,581
Total derivative instruments	7,008	19,649
Fair value | Commodity contracts for regulated operations
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	1,721	194
Total derivative instruments	1,348	614
Fair value | Cross-currency swap designated as a net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	1,958
Fair value | Cross-currency swap designated as a net investment hedge | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	50,258	84,218
Fair value | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	$ 14,580	$ 15,565